SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 1,214	$ 3,557	$ (756)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	192	2,038	(1,050)
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(81)	(48)	(72)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 1,103	$ 1,567	$ 366